INCOME TAXES (Details Narrative)				9 Months Ended			12 Months Ended
	Jan. 17, 2019	Jan. 17, 2019 USD ($)	Jan. 17, 2019 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 HKD ($)	Sep. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
U.S federal income tax rate				21.00%	21.00%		21.00%	21.00%	21.00%
Statutory income tax rate							(9.20%)	(9.20%)	0.00%
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent				20.40%	20.40%	(1.20%)
Statutory income tax rate				25.00%	25.00%
Income tax preferential policies	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.
Up To HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent				8.25%	8.25%		8.25%	8.25%
Income tax assessable profit				$ 289,855	$ 2,000,000		$ 289,855	$ 2,000,000
Over HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent				16.50%	16.50%		16.50%	16.50%
Income tax assessable profit					$ 2,000,000			$ 2,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		20.00%	20.00%
Annual taxable income		$ 142,209
25% to the Taxable Income [Member] | People's Republic of China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		10.00%	10.00%
Annual taxable income		$ 426,627
25% to the Taxable Income [Member] | People's Republic of China [Member] | R M B [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income | ¥			¥ 1,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member] | R M B [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income | ¥			¥ 3,000,000